Premises and Equipment - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property Plant And Equipment Useful Life And Values [Abstract]
Building repairs and maintenance and construction of buildings	$ 1,154,000	$ 343,000
Depreciation expense	$ 1,763,000	$ 1,530,000	$ 1,491,000